Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Deficit
Stockholders' Deficit

8. Stockholders’ Deficit

Common Stock

As of September 30, 2020, the Board of Directors has authorized the Company to issue 110 million shares of Class A common stock and 505 million shares of Class B common stock, each with a par value of $0.0001 per share. Holders of common stock are entitled to dividends when and if declared by the Board of Directors, subject to the rights of the holders of all classes of stock outstanding having priority rights to dividends. As of September 30, 2020, no dividends have been declared.

Class A Common Stock

As of September 30, 2020, there were 109,885,079 shares of Class A common stock issued and outstanding. As of December 31, 2019, there were 99,014,030 shares of Class A common stock issued and outstanding. Each holder of Class A common stock shall have ten votes per share of Class A common stock. Class A common stock converts to Class B common stock upon transfer or election of the stockholder.

Class B Common Stock

As of September 30, 2020, there were 61,345,161 shares of Class B common stock issued and outstanding. As of December 31, 2019, there were 50,525,891 shares of Class B common stock issued and outstanding. Each holder of Class B common stock shall have the right to one vote per share of Class B common stock.

Convertible Preferred Stock

The Company’s Series A, Series A‑1, and Series B convertible preferred stock are classified within Stockholders’ deficit. Refer to Note 7 for further description of the Company’s preferred stock issuances.

9. Stockholders’ Deficit

Common Stock

As of December 31, 2019, the Board of Directors has authorized the Company to issue 105 million shares of Class A common stock and 500 million shares of Class B common stock, each with a par value of $0.0001 per share. Holders of common stock are entitled to dividends when and if declared by the Board of Directors, subject to the rights of the holders of all classes of stock outstanding having priority rights to dividends. As of December 31, 2019, no dividends have been declared.

Class A Common Stock

As of December 31, 2019, there were 99,014,030 shares of Class A common stock issued and outstanding. As of December 31, 2018, there were 87,669,412 shares of Class A common stock issued and outstanding. Each holder of Class A common stock shall have ten votes per share of Class A common stock. Class A common stock converts to Class B common stock upon transfer or election of the stockholder.

Class B Common Stock

As of December 31, 2019, there were 50,525,891 shares of Class B common stock issued and outstanding. As of December 31, 2018, there were 44,197,558 shares of Class B common stock issued and outstanding. Each holder of Class B common stock shall have the right to one vote per share of Class B common stock.

Convertible Preferred Stock

The Company’s  Series A, Series A‑1, and Series B convertible preferred stock are classified within Stockholders’ deficit. Refer to Note 7 for further description of the Company’s preferred stock issuances.